Changes in Number of Issued Shares and Treasury Stock (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Number of issued shares
Common stock, Issued shares Beginning Balance	43,790,000	43,950,000	44,870,000
Retirement of treasury stock	(140,000)	(160,000)	(920,000)
Common stock, Issued shares Ending Balance	43,650,000	43,790,000	43,950,000
Number of treasury stock
Treasury stock, shares, Beginning Balance	2,184,258	2,190,193	2,242,073
Acquisition of treasury stock based on the resolution of the board of directors or by the general meeting of shareholders	138,141	154,065
Acquisition of fractional shares			4
Retirement of treasury stock	(140,000)	(160,000)	(920,000)
Treasury stock, shares, Ending Balance	2,182,399	2,184,258	2,190,193
Acquisition of treasury stock based on the resolution by the general meeting of shareholders
Number of treasury stock
Acquisition of treasury stock based on the resolution of the board of directors or by the general meeting of shareholders			856,405
Acquisition of treasury stock at the request of dissenting shareholders against the merger
Number of treasury stock
Acquisition of treasury stock based on the resolution of the board of directors or by the general meeting of shareholders			11,711